Debt	12 Months Ended
Dec. 31, 2015
Debt
Debt

NOTE 9. DEBT

Long-term debt of AT&T and its subsidiaries, including interest rates and maturities, is summarized as follows at December 31:

			2015	2014
Notes and debentures[1]
	Interest Rates	Maturities[2]
	0.49% – 2.99%	2015 – 2022	$34,265	$22,127
	3.00% – 4.99%	2015 – 2046	54,678	31,516
	5.00% – 6.99%	2015 – 2095	31,140	23,260
	7.00% – 9.50%	2015 – 2097	5,805	6,153
Other			15	-
Fair value of interest rate swaps recorded in debt			109	125
			126,012	83,181
Unamortized (discount) premium - net			(842)	(1,549)
Unamortized issuance costs			(323)	(233)
Total notes and debentures			124,847	81,399
Capitalized leases			884	430
Other			416	-
Total long-term debt, including current maturities			126,147	81,829
Current maturities of long-term debt			(7,632)	(6,051)
Total long-term debt			$118,515	$75,778
[1]	Includes credit agreement borrowings.
[2]	Maturities assume putable debt is redeemed by the holders at the next opportunity.

On July 24, 2015, we added $20,585 in long-term debt, including capital leases, related to our acquisition of DIRECTV. DIRECTV's debt included both fixed and floating-rate coupons with a weighted average rate of approximately 4.6% (ranging from 1.75% to 9.50%) and had maturities ranging from 2015 to 2042. Included in our “Total notes and debentures” balance in the table above was the face value of acquired debt from DIRECTV of $17,050, which had a carrying amount of $17,787 at December 31, 2015.

Included in the table above at December 31, 2015, was approximately $738, representing the remaining excess of the fair value over the recorded value of debt in connection with the acquisition of DIRECTV, all of which was included in our “Unamortized (discount) premium - net.” The excess is amortized over the remaining lives of the underlying debt obligations.

We had outstanding Euro, British pound sterling, Canadian dollar, Swiss franc and Brazilian real denominated debt of approximately $26,221 and $24,568 at December 31, 2015 and 2014. The weighted-average interest rate of our entire long-term debt portfolio, including the impact of derivatives, decreased from 4.2% at December 31, 2014 to 4.0% at December 31, 2015.

Other debt includes financing arrangements we have in Mexico for the construction of wireless network facilities that totaled $416, at December 31, 2015.

Current maturities of long-term debt include debt that may be put back to us by the holders in 2016. We have $1,000 of annual put reset securities that may be put each April until maturity in 2021. If the holders do not require us to repurchase the securities, the interest rate will be reset based on current market conditions. Likewise, we have an accreting zero-coupon note that may be redeemed each May, until maturity in 2022. If the zero-coupon note (issued for principal of $500 in 2007) is held to maturity, the redemption amount will be $1,030.

Debt maturing within one year consisted of the following at December 31:

	2015	2014
Current maturities of long-term debt	$7,632	$6,051
Bank borrowings[1]	4	5
Total	$7,636	$6,056
[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.

Financing Activities

During 2015, we issued $33,969 in long-term debt in various markets, with an average weighted maturity of approximately 12 years and a weighted average coupon of 2.7%. We redeemed $10,042 in borrowings of various notes with stated rates of 0.80% to 9.10%.

During 2015 we completed the following long-term debt issuances:

  February 2015 issuance of $2,619 of 4.600% global notes due 2045.
  March 2015 borrowings under a variable rate term loan facility due 2018, variable rate term loan facility due 2020 and variable rate 18-month credit agreement due 2016, together totaling $11,155.
  March 2015 issuance of €1,250 of 1.300% global notes due 2023 and €1,250 of 2.450% global notes due 2035 (together, equivalent to $2,844, when issued).
  May 2015 issuance of $3,000 of 2.450% global notes due 2020; $2,750 of 3.000% global notes due 2022; $5,000 of 3.400% global notes due 2025; $2,500 of 4.500% global notes due 2035; $3,500 of 4.750% global notes due 2046; and $750 floating rate global notes due 2020. The floating rate for the note is based upon the three-month London Interbank Offered Rate (LIBOR), reset quarterly, plus 93 basis points.

On February 9, 2016, we completed the following long-term debt issuances:

  $1,250 of 2.800% global notes due 2021.
  $1,500 of 3.600% global notes due 2023.
  $1,750 of 4.125% global notes due 2026.
  $1,500 of 5.650% global notes due 2047.

As of December 31, 2015 and 2014, we were in compliance with all covenants and conditions of instruments governing our debt. Substantially all of our outstanding long-term debt is unsecured. Maturities of outstanding long-term notes and debentures, as of December 31, 2015, and the corresponding weighted-average interest rate scheduled for repayment are as follows:

	2016	2017	2018	2019	2020	Thereafter
Debt repayments[1]	$7,383	$7,789	$13,058	$7,863	$9,459	$83,891
Weighted-average interest rate	2.8%	2.3%	3.5%	3.9%	3.2%	4.8%
[1]	Debt repayments assume putable debt is redeemed by the holders at the next opportunity.

Credit Facilities

On December 11, 2015, we entered into a five-year, $12,000 credit agreement (the “Revolving Credit Agreement”) with Citibank, N.A. (Citibank), as administrative agent, replacing our $5,000 credit agreement that would have expired in December 2018. At the same time, AT&T and the lenders terminated their obligations under the existing revolving $3,000 credit agreement with Citibank that would have expired in December 2017.

In January 2015, we entered into a $9,155 credit agreement (the “Syndicated Credit Agreement”) containing (i) a $6,286 term loan facility (the “Tranche A Facility”) and (ii) a $2,869 term loan facility (the “Tranche B Facility”), with certain investment and commercial banks and Mizuho Bank, Ltd. (“Mizuho”), as administrative agent. We also entered into a $2,000 18-month credit agreement (the “18-Month Credit Agreement”) with Mizuho as initial lender and agent. On December 11, 2015, AT&T amended the Syndicated Credit Agreement and the 18-Month Credit Agreement to, among other things, revise the financial covenant to match the financial covenant in the Revolving Credit Agreement.

Revolving Credit Agreement

In the event advances are made under the Revolving Credit Agreement, those advances would be used for general corporate purposes. Advances are not conditioned on the absence of a material adverse change. All advances must be repaid no later than the date on which lenders are no longer obligated to make any advances under the agreement. We can terminate, in whole or in part, amounts committed by the lenders in excess of any outstanding advances; however, we cannot reinstate any such terminated commitments. We also may request that the total amount of the lender's commitments be increased by an integral multiple of $25 effective on a date that is at least 90 days prior to the scheduled termination date then in effect, provided that no event of default has occurred and in no event shall the total amount of the lender's commitments at any time exceed $14,000. At December 31, 2015, we had no advances outstanding under the Revolving Credit Agreement and we have complied will all covenants.

The obligations of the lenders to provide advances will terminate on December 11, 2020, unless prior to that date either: (i) AT&T reduces to $0 the commitments of the lenders, or (ii) certain events of default occur. We and lenders representing more than 50% of the facility amount may agree to extend their commitments for two one-year periods beyond the December 11, 2020, termination date, under certain circumstances.

Advances under the Revolving Credit Agreement would bear interest, at AT&T's option, either:

  at a variable annual rate equal to (1) the highest of: (a) the base rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the LIBOR applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Revolving Credit Agreement (“Applicable Margin for Base Advances”); or
  at a rate equal to: (i) LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (“Applicable Margin for Eurocurrency Rate Advances”).

The Applicable Margin for Eurocurrency Rate Advances will equal 0.680%, 0.910%, 1.025%, or 1.125% per annum, depending on AT&T's credit rating. The Applicable Margin for Base Rate Advances will be equal to the greater of 0.00% and the relevant Applicable Margin for Eurocurrency Rate Advances minus 1.00% per annum depending on AT&T's credit rating.

We will pay a facility fee of 0.070%, 0.090%, 0.100% or 0.125% per annum, depending on AT&T's credit rating, of the amount of lender commitments.

The Revolving Credit Agreement contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in the Revolving Credit Agreement) financial ratio covenant that AT&T will maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1.

The Syndicated Credit Agreement

In March 2015, AT&T borrowed all amounts available under the Tranche A Facility and the Tranche B Facility. Amounts borrowed under the Tranche A Facility will be due on March 2, 2018. Amounts borrowed under the Tranche B Facility will be subject to amortization from March 2, 2018, with 25 percent of the aggregate principal amount thereof being payable prior to March 2, 2020, and all remaining principal amount due on March 2, 2020.

Advances bear interest at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance). The Applicable Margin under the Tranche A Facility will equal 1.000%, 1.125% or 1.250% per annum depending on AT&T's credit rating. The Applicable Margin under the Tranche B Facility will equal 1.125%, 1.250% or 1.375% per annum, depending on AT&T's credit rating.

The Syndicated Credit Agreement contains covenants that are customary for an issuer with an investment grade senior debt credit rating. Among other things, the Syndicated Credit Agreement requires us to maintain a net debt-to-EBITDA (earnings before interest, income taxes, depreciation and amortization, and other modifications described in the Syndicated Credit Agreement) ratio of not more than 3.5-to-1, as of the last day of each fiscal quarter.

Events of default are customary for an agreement of this nature and result in the acceleration or permit the lenders to accelerate, as applicable, required payment and which would increase the Applicable Margin by 2.00% per annum.

The 18-Month Credit Agreement

In March 2015, AT&T borrowed all amounts available under the 18-Month Credit Agreement. Amounts borrowed under the 18-Month Credit Agreement will be due and payable on September 2, 2016. In September 2015, we partially repaid the amount borrowed.

Advances bear interest at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance). The Applicable Margin will equal 0.800%, 0.900% or 1.000% per annum, depending on AT&T's credit rating. In the event that AT&T's unsecured senior long-term debt ratings are split by S&P, Moody's and Fitch, then the Applicable Margin will be determined by the highest rating, unless the lowest of such ratings is more than one level below the highest of such ratings, in which case the pricing will be the rating that is one level above the lowest of such ratings.

The 18-Month Credit Agreement contains affirmative and negative covenants and events of default equivalent to those contained in the Syndicated Credit Agreement.